UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 23901

Exact name of registrant as specified in charter:	PGIM Rock ETF Trust

(This Form N-CSR relates solely to the Registrant’s PGIM US Large-Cap Buffer 12 ETF - January, PGIM US Large-Cap Buffer 20 ETF - January, PGIM US Large-Cap Buffer 12 ETF - February, PGIM US Large-Cap Buffer 20 ETF - February, PGIM US Large-Cap Buffer 12 ETF - March, PGIM US Large-Cap Buffer 20 ETF - March, PGIM US Large-Cap Buffer 12 ETF - April, PGIM US Large-Cap Buffer 20 ETF - April, PGIM US Large-Cap Buffer 12 ETF - May and PGIM US Large-Cap Buffer 20 ETF - May)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM ROCK ETF TRUST

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Rock ETF Trust informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Rock ETF Trust

June 14, 2024

PGIM Rock ETF Trust 3

PGIM US Large-Cap Buffer 12 ETF – January

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	4.10 (12/29/2023)

Market Price**	4.08 (12/29/2023)

S&P 500 Price Return Index
5.57

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

4 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	99.5%

SPDR S&P 500 ETF Trust - Purchased Put Options	2.4%

SPDR S&P 500 ETF Trust - Written Put Options	-1.0%

SPDR S&P 500 ETF Trust - Written Call Options	-1.9%

PGIM Rock ETF Trust 5

PGIM US Large-Cap Buffer 20 ETF – January

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	3.18 (12/29/2023)

Market Price**	3.24 (12/29/2023)

S&P 500 Price Return Index
5.57

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

6 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	99.4%

SPDR S&P 500 ETF Trust - Purchased Put Options	2.4%

SPDR S&P 500 ETF Trust - Written Put Options	-0.5%

SPDR S&P 500 ETF Trust - Written Call Options	-3.2%

PGIM Rock ETF Trust 7

PGIM US Large-Cap Buffer 12 ETF – February

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	2.65 (1/31/2024)

Market Price**	2.60 (1/31/2024)

S&P 500 Price Return Index
3.92

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

8 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	100.0%

SPDR S&P 500 ETF Trust - Purchased Put Options	2.9%

SPDR S&P 500 ETF Trust - Written Put Options	-1.2%

SPDR S&P 500 ETF Trust - Written Call Options	-2.1%

PGIM Rock ETF Trust 9

PGIM US Large-Cap Buffer 20 ETF – February

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	2.10 (1/31/2024)

Market Price**	2.08 (1/31/2024)

S&P 500 Price Return Index
3.92

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

10 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	99.1%

SPDR S&P 500 ETF Trust - Purchased Put Options	2.9%

SPDR S&P 500 ETF Trust - Written Put Options	-0.7%

SPDR S&P 500 ETF Trust - Written Call Options	-3.1%

PGIM Rock ETF Trust 11

PGIM US Large-Cap Buffer 12 ETF – March

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	-0.21 (2/29/2024)

Market Price**	-0.20 (2/29/2024)

S&P 500 Price Return Index
-1.19

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

12 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	97.5%

SPDR S&P 500 ETF Trust - Purchased Put Options	4.4%

SPDR S&P 500 ETF Trust - Written Call Options	-0.9%

SPDR S&P 500 ETF Trust - Written Put Options	-1.7%

PGIM Rock ETF Trust 13

PGIM US Large-Cap Buffer 20 ETF – March

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	-0.03 (2/29/2024)

Market Price**	0.08 (2/29/2024)

S&P 500 Price Return Index
-1.19

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

14 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	96.5%

SPDR S&P 500 ETF Trust - Purchased Put Options	4.4%

SPDR S&P 500 ETF Trust - Written Put Options	-1.0%

SPDR S&P 500 ETF Trust - Written Call Options	-1.4%

PGIM Rock ETF Trust 15

PGIM US Large-Cap Buffer 12 ETF – April

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	-2.29 (3/28/2024)

Market Price**	-2.32 (3/28/2024)

S&P 500 Price Return Index
-4.16

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

16 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	95.7%

SPDR S&P 500 ETF Trust - Purchased Put Options	5.6%

SPDR S&P 500 ETF Trust - Written Call Options	-0.6%

SPDR S&P 500 ETF Trust - Written Put Options	-2.3%

Holdings reflect only long-term investments and are subject to change.

PGIM Rock ETF Trust 17

PGIM US Large-Cap Buffer 20 ETF – April

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 4/30/24 Since Inception* (%)

Net Asset Value (NAV)	-1.68 (3/28/2024)

Market Price**	-1.60 (3/28/2024)

S&P 500 Price Return Index
-4.16

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

18 Visit our website at pgim.com/investments

Benchmark Definition

S&P 500 Price Return Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed. The Price Return does not take into account any dividends or other distributions.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	96.0%

SPDR S&P 500 ETF Trust - Purchased Put Options	5.7%

SPDR S&P 500 ETF Trust - Written Call Options	-0.9%

SPDR S&P 500 ETF Trust - Written Put Options	-1.3%

PGIM Rock ETF Trust 19

PGIM US Large-Cap Buffer 12 ETF – May

Your Fund’s Performance

The Fund’s Performance data is not presented as the Fund commenced operations on April 30, 2024.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	95.5%

SPDR S&P 500 ETF Trust - Purchased Put Options	4.7%

SPDR S&P 500 ETF Trust - Written Call Options	-1.2%

SPDR S&P 500 ETF Trust - Written Put Options	-2.0%

20 Visit our website at pgim.com/investments

PGIM US Large-Cap Buffer 20 ETF – May

Your Fund’s Performance

The Fund’s Performance data is not presented as the Fund commenced operations on April 30, 2024.

Presentation of Fund Holdings as of 4/30/24

Top Option Holdings	% of Net Assets

SPDR S&P 500 ETF Trust - Purchased Call Options	95.5%

SPDR S&P 500 ETF Trust - Purchased Put Options	4.7%

SPDR S&P 500 ETF Trust - Written Put Options	-1.2%

SPDR S&P 500 ETF Trust - Written Call Options	-2.0%

PGIM Rock ETF Trust 21

Fees and Expenses

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22 Visit our website at pgim.com/investments

PGIM US Large-Cap Buffer 12 ETF - January	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,041.00	0.39%	$1.34

Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

PGIM US Large-Cap Buffer 20 ETF - January	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,031.80	0.38%	$1.30

Hypothetical	$1,000.00	$1,022.97	0.38%	$1.91

PGIM US Large-Cap Buffer 12 ETF - February	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual***	$1,000.00	$1,026.50	0.50%	$1.25

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM US Large-Cap Buffer 20 ETF - February	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual***	$1,000.00	$1,021.00	0.50%	$1.24

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM US Large-Cap Buffer 12 ETF - March	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual^	$1,000.00	$ 997.90	0.50%	$0.83

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM US Large-Cap Buffer 20 ETF - March	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual^	$1,000.00	$ 999.70	0.50%	$0.83

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM US Large-Cap Buffer 12 ETF - April	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual^^	$1,000.00	$ 977.10	0.50%	$0.45

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM Rock ETF Trust 23

Fees and Expenses (continued)

PGIM US Large-Cap Buffer 20 ETF - April	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual^^	$1,000.00	$ 983.20	0.50%	$0.45

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM US Large-Cap Buffer 12 ETF - May	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual^^^	$1,000.00	$1,000.00	0.50%	$0.01

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

PGIM US Large-Cap Buffer 20 ETF - May	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual^^^	$1,000.00	$1,000.00	0.50%	$0.01

Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which each Fund may invest.

**“Actual” expenses are calculated using 123-day period ended April 30, 2024 due to the Fund’s inception date of December 29, 2023.

***“Actual” expenses are calculated using 90-day period ended April 30, 2024 due to the Fund’s inception date of January 31, 2024.

^“Actual” expenses are calculated using 61-day period ended April 30, 2024 due to the Fund’s inception date of February 29, 2024.

^^“Actual” expenses are calculated using 33-day period ended April 30, 2024 due to the Fund’s inception date of March 28, 2024.

^^^“Actual” expenses are calculated using 1-day period ended April 30, 2024 due to the Fund’s inception date of April 30, 2024.

24 Visit our website at pgim.com/investments

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depositary Receipts

25

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $30,701)(wb)	30,701	$30,701

OPTIONS PURCHASED*~ 101.9% (cost $3,059,100)		3,182,083

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $3,089,801)		3,212,784

OPTIONS WRITTEN*~ (2.9)% (premiums received $92,111)		(89,683)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,997,690)		3,123,101
Liabilities in excess of other assets(z) (0.0)%		(5)

NET ASSETS 100.0%		$3,123,096

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75	63	6	$3,107,898
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31	63	6	74,185

Total Options Purchased (cost $3,059,100)						$3,182,083

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$549.89	63	6	$(60,432)
SPDR S&P 500 ETF Trust	Put	12/31/24	$418.27	63	6	(29,251)

Total Options Written (premiums received $92,111)						$(89,683)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$30,701	$—	$—
Options Purchased	—	3,182,083	—

Total	$30,701	$3,182,083	$—

Liabilities
Options Written	$—	$(89,683)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	101.9%

See Notes to Financial Statements.

PGIM Rock ETF Trust 27

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	1.0%

102.9
Options Written	(2.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,182,083	Options written outstanding, at value	$89,683

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$122,983	$2,428

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

For the period ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,059,101
Options Written (2)	12,600

*	Average volume is based on average quarter end balances for the period ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 29

PGIM US Large-Cap Buffer 12 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $3,059,100)	$3,182,083
Affiliated investments (cost $30,701)	30,701
Dividends receivable	141

Total Assets	3,212,925

Liabilities
Options written outstanding, at value (premiums received $92,111)	89,683
Management fee payable	146

Total Liabilities	89,829

Net Assets	$3,123,096

Net assets were comprised of:
Common stock, at par	$120
Paid-in capital in excess of par	3,000,884
Total distributable earnings (loss)	122,092

Net assets, April 30, 2024	$3,123,096

Net asset value, offering price and redemption price per share, ($3,123,096 ÷ 120,000 shares of common stock issued and outstanding)	$26.03

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Statement of Operations (unaudited)

For the Period December 29, 2023* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$579

Expenses
Management fee	5,039
Less: Fee waiver and/or expense reimbursement	(1,141)

Net expenses	3,898

Net investment income (loss)	(3,319)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	122,983
Options written	2,428

Net gain (loss) on investment transactions	125,411

Net Increase (Decrease) In Net Assets Resulting From Operations	$122,092

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 31

PGIM US Large-Cap Buffer 12 ETF - January

Statement of Changes in Net Assets (unaudited)

December 29, 2023* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,319)
Net change in unrealized appreciation (depreciation) on investments	125,411

Net increase (decrease) in net assets resulting from operations	122,092

Fund share transactions
Net proceeds from shares sold (120,000 shares)**	2,901,004

Total increase (decrease)	3,023,096

Net Assets:
Beginning of period	100,000

End of period	$3,123,096

*	Commencement of operations.
**	Includes seed capital.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Financial Highlights (unaudited)

	December 29, 2023(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	1.06
Total from investment operations	1.03
Net asset value, end of period	$26.03
Total Return(c):	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,123
Average net assets (000)	$2,998
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.33	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 33

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.7%

AFFILIATED MUTUAL FUND 1.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $49,658)(wb)	49,658	$49,658

OPTIONS PURCHASED*~ 101.8% (cost $2,525,082)		2,626,481

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $2,574,740)		2,676,139

OPTIONS WRITTEN*~ (3.7)% (premiums received $75,936)		(96,666)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,498,804)		2,579,473
Other assets in excess of liabilities(z) 0.0%		152

NET ASSETS 100.0%		$2,579,625

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75	52	5	$2,565,249
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31	52	5	61,232

Total Options Purchased (cost $2,525,082)						$2,626,481

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$533.16	52	5	$(82,508)
SPDR S&P 500 ETF Trust	Put	12/31/24	$380.25	52	5	(14,158)

Total Options Written (premiums received $75,936)						$(96,666)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$49,658	$—	$—
Options Purchased	—	2,626,481	—

Total	$49,658	$2,626,481	$—

Liabilities
Options Written	$—	$(96,666)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	101.8%

See Notes to Financial Statements.

PGIM Rock ETF Trust 35

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	1.9%

103.7
Options Written	(3.7)
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,626,481	Options written outstanding, at value	$96,666

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$101,399	$(20,730)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

For the period ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,525,082
Options Written (2)	10,400

*	Average volume is based on average quarter end balances for the period ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 37

PGIM US Large-Cap Buffer 20 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $2,525,082)	$2,626,481
Affiliated investments (cost $49,658)	49,658
Dividends receivable	224

Total Assets	2,676,363

Liabilities
Options written outstanding, at value (premiums received $75,936)	96,666
Management fee payable	72

Total Liabilities	96,738

Net Assets	$2,579,625

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,501,209
Total distributable earnings (loss)	78,316

Net assets, April 30, 2024	$2,579,625

Net asset value, offering price and redemption price per share, ($2,579,625 ÷ 100,001 shares of common stock issued and outstanding)	$25.80

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Statement of Operations (unaudited)

For the Period December 29, 2023* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$870

Expenses
Management fee	4,211
Less: Fee waiver and/or expense reimbursement	(988)

Net expenses	3,223

Net investment income (loss)	(2,353)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	101,399
Options written	(20,730)

Net gain (loss) on investment transactions	80,669

Net Increase (Decrease) In Net Assets Resulting From Operations	$78,316

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 39

PGIM US Large-Cap Buffer 20 ETF - January

Statement of Changes in Net Assets (unaudited)

December 29, 2023* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,353)
Net change in unrealized appreciation (depreciation) on investments	80,669

Net increase (decrease) in net assets resulting from operations	78,316

Fund share transactions
Net proceeds from shares sold (100,001 shares)	2,501,309

Total increase (decrease)	2,579,625

Net Assets:
Beginning of period	—

End of period	$2,579,625

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Financial Highlights (unaudited)

	December 29, 2023(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.82
Total from investment operations	0.80
Net asset value, end of period	$25.80
Total Return(c):	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,580
Average net assets (000)	$2,506
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.28	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 41

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.3%

AFFILIATED MUTUAL FUND 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $13,639)(wb)	13,639	$13,639

OPTIONS PURCHASED*~ 102.9% (cost $3,660,607)		3,707,685

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $3,674,246)		3,721,324

OPTIONS WRITTEN*~ (3.3)% (premiums received $129,911)		(116,936)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,544,335)		3,604,388

Liabilities in excess of other assets(z) (0.0)%		(1,419)

NET ASSETS 100.0%		$3,602,969

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83	73	7	$3,602,823
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88	73	7	104,862

Total Options Purchased (cost $3,660,607)						$3,707,685

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$555.31	73	7	$(74,547)
SPDR S&P 500 ETF Trust	Put	01/31/25	$424.93	73	7	(42,389)

Total Options Written (premiums received $129,911)						$(116,936)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$13,639	$—	$—
Options Purchased	—	3,707,685	—

Total	$13,639	$3,707,685	$—

Liabilities
Options Written	$—	$(116,936)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	102.9%

See Notes to Financial Statements.

PGIM Rock ETF Trust 43

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	0.4%

103.3
Options Written	(3.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,707,685	Options written outstanding, at value	$116,936

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$47,078	$12,975

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

For the period ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,841,221
Options Written (2)	11,400

*	Average volume is based on average quarter end balances for the period ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 45

PGIM US Large-Cap Buffer 12 ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $3,660,607)	$3,707,685
Affiliated investments (cost $13,639)	13,639
Dividends receivable	66

Total Assets	3,721,390

Liabilities
Options written outstanding, at value (premiums received $129,911)	116,936
Management fee payable	1,485

Total Liabilities	118,421

Net Assets	$3,602,969

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,546,267
Total distributable earnings (loss)	56,562

Net assets, April 30, 2024	$3,602,969

Net asset value, offering price and redemption price per share, ($3,602,969 ÷ 140,401 shares of common stock issued and outstanding)	$25.66

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Statement of Operations (unaudited)

For the Period January 31, 2024* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$460

Expenses
Management fee	3,951

Net investment income (loss)	(3,491)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	47,078
Options written	12,975

Net gain (loss) on investment transactions	60,053

Net Increase (Decrease) In Net Assets Resulting From Operations	$56,562

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 47

PGIM US Large-Cap Buffer 12 ETF - February

Statement of Changes in Net Assets (unaudited)

January 31, 2024* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,491)
Net change in unrealized appreciation (depreciation) on investments	60,053

Net increase (decrease) in net assets resulting from operations	56,562

Fund share transactions
Net proceeds from shares sold (140,401 shares)	3,546,407

Total increase (decrease)	3,602,969

Net Assets:
Beginning of period	—

End of period	$3,602,969

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Financial Highlights (unaudited)

	January 31, 2024(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.69
Total from investment operations	0.66
Net asset value, end of period	$25.66
Total Return(c):	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,603
Average net assets (000)	$3,212
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.44	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 49

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.8%

AFFILIATED MUTUAL FUND 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $64,369)(wb)	64,369	$64,369

OPTIONS PURCHASED*~ 102.0% (cost $3,585,368)		3,656,894

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $3,649,737)		3,721,263

OPTIONS WRITTEN*~ (3.8)% (premiums received $125,986)		(136,344)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,523,751)		3,584,919

Liabilities in excess of other assets(z) (0.0)%		(1,183)

NET ASSETS 100.0%		$3,583,736

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83	72	7	$3,553,469
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88	72	7	103,425

Total Options Purchased (cost $3,585,368)						$3,656,894

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$540.68	72	7	$(111,812)
SPDR S&P 500 ETF Trust	Put	01/31/25	$386.30	72	7	(24,532)

Total Options Written (premiums received $125,986)						$(136,344)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$64,369	$—	$—
Options Purchased	—	3,656,894	—

Total	$64,369	$3,656,894	$—

Liabilities
Options Written	$—	$(136,344)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	102.0%

See Notes to Financial Statements.

PGIM Rock ETF Trust 51

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	1.8%

103.8
Options Written	(3.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,656,894	Options written outstanding, at value	$136,344

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$71,526	$(10,358)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

For the period ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,803,602
Options Written (2)	11,300

*	Average volume is based on average quarter end balances for the period ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 53

PGIM US Large-Cap Buffer 20 ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $3,585,368)	$3,656,894
Affiliated investments (cost $64,369)	64,369
Dividends receivable	291

Total Assets	3,721,554

Liabilities
Options written outstanding, at value (premiums received $125,986)	136,344
Management fee payable	1,474

Total Liabilities	137,818

Net Assets	$3,583,736

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,525,739
Total distributable earnings (loss)	57,857

Net assets, April 30, 2024	$3,583,736

Net asset value, offering price and redemption price per share, ($3,583,736 ÷ 140,401 shares of common stock issued and outstanding)	$25.53

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Statement of Operations (unaudited)

For the Period January 31, 2024* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$874

Expenses
Management fee	4,185

Net investment income (loss)	(3,311)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	71,526
Options written	(10,358)

Net gain (loss) on investment transactions	61,168

Net Increase (Decrease) In Net Assets Resulting From Operations	$57,857

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 55

PGIM US Large-Cap Buffer 20 ETF - February

Statement of Changes in Net Assets (unaudited)

January 31, 2024* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,311)
Net change in unrealized appreciation (depreciation) on investments	61,168

Net increase (decrease) in net assets resulting from operations	57,857

Fund share transactions
Net proceeds from shares sold (140,401 shares)	3,525,879

Total increase (decrease)	3,583,736

Net Assets:
Beginning of period	—

End of period	$3,583,736

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Financial Highlights (unaudited)

	January 31, 2024(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.55
Total from investment operations	0.53
Net asset value, end of period	$25.53
Total Return(c):	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,584
Average net assets (000)	$3,404
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.40	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 57

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.6%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $26,305)(wb)	26,305	$26,305

OPTIONS PURCHASED*~ 101.9% (cost $3,602,401)		3,558,802

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6% (cost $3,628,706)		3,585,107

OPTIONS WRITTEN*~ (2.6)% (premiums received $115,917)		(91,021)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,512,789)		3,494,086

Liabilities in excess of other assets(z) (0.0)%		(1,314)

NET ASSETS 100.0%		$3,492,772

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08	69	7	$3,405,405
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08	69	7	153,397

Total Options Purchased (cost $3,602,401)						$3,558,802

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$588.41	69	7	$(30,053)
SPDR S&P 500 ETF Trust	Put	02/28/25	$447.11	69	7	(60,968)

Total Options Written (premiums received $115,917)						$(91,021)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$26,305	$—	$—
Options Purchased	—	3,558,802	—

Total	$26,305	$3,558,802	$—

Liabilities
Options Written	$—	$(91,021)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	101.9%

See Notes to Financial Statements.

PGIM Rock ETF Trust 59

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	0.7%

102.6
Options Written	(2.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,558,802	Options written outstanding, at value	$91,021

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(43,599)	$24,896

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $3,602,401)	$3,558,802
Affiliated investments (cost $26,305)	26,305
Dividends receivable	122

Total Assets	3,585,229

Liabilities
Options written outstanding, at value (premiums received $115,917)	91,021
Management fee payable	1,436

Total Liabilities	92,457

Net Assets	$3,492,772

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,513,646
Total distributable earnings (loss)	(21,014)

Net assets, April 30, 2024	$3,492,772

Net asset value, offering price and redemption price per share, ($3,492,772 ÷ 140,001 shares of common stock issued and outstanding)	$24.95

See Notes to Financial Statements.

PGIM Rock ETF Trust 61

PGIM US Large-Cap Buffer 12 ETF - March

Statement of Operations (unaudited)

For the Period February 29, 2024* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$271

Expenses
Management fee	2,582

Net investment income (loss)	(2,311)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(43,599)
Options written	24,896

Net gain (loss) on investment transactions	(18,703)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(21,014)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Statement of Changes in Net Assets (unaudited)

February 29, 2024* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,311)
Net change in unrealized appreciation (depreciation) on investments	(18,703)

Net increase (decrease) in net assets resulting from operations	(21,014)

Fund share transactions
Net proceeds from shares sold (140,001 shares)	3,513,786

Total increase (decrease)	3,492,772

Net Assets:
Beginning of period	—

End of period	$3,492,772

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 63

PGIM US Large-Cap Buffer 12 ETF - March

Financial Highlights (unaudited)

	February 29, 2024(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.03)
Total from investment operations	(0.05)
Net asset value, end of period	$24.95
Total Return(c):	(0.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,493
Average net assets (000)	$3,097
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.45	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.4%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $70,006)(wb)	70,006	$70,006

OPTIONS PURCHASED*~ 100.9% (cost $4,590,463)		4,538,762

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $4,660,469)		4,608,768

OPTIONS WRITTEN*~ (2.4)% (premiums received $151,880)		(108,547)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,508,589)		4,500,221
Liabilities in excess of other assets(z) (0.0)%		(1,539)

NET ASSETS 100.0%		$4,498,682

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08	88	9	$4,343,125
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08	88	9	195,637

Total Options Purchased (cost $4,590,463)						$4,538,762

See Notes to Financial Statements.

PGIM Rock ETF Trust 65

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$572.35	88	9	$(65,004)
SPDR S&P 500 ETF Trust	Put	02/28/25	$406.46	88	9	(43,543)

Total Options Written (premiums received $151,880)						$(108,547)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$70,006	$—	$—
Options Purchased	—	4,538,762	—

Total	$70,006	$4,538,762	$—

Liabilities
Options Written	$—	$(108,547)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	100.9%

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	1.5%

102.4
Options Written	(2.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,538,762	Options written outstanding, at value	$108,547

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(51,701)	$43,333

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Rock ETF Trust 67

PGIM US Large-Cap Buffer 20 ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $4,590,463)	$4,538,762
Affiliated investments (cost $70,006)	70,006
Dividends receivable	287

Total Assets	4,609,055

Liabilities
Options written outstanding, at value (premiums received $151,880)	108,547
Management fee payable	1,826

Total Liabilities	110,373

Net Assets	$4,498,682

Net assets were comprised of:
Common stock, at par	$180
Paid-in capital in excess of par	4,509,714
Total distributable earnings (loss)	(11,212)

Net assets, April 30, 2024	$4,498,682

Net asset value, offering price and redemption price per share, ($4,498,682 ÷ 180,001 shares of common stock issued and outstanding)	$24.99

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Statement of Operations (unaudited)

For the Period February 29, 2024* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$415

Expenses
Management fee	3,259

Net investment income (loss)	(2,844)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(51,701)
Options written	43,333

Net gain (loss) on investment transactions	(8,368)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,212)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 69

PGIM US Large-Cap Buffer 20 ETF - March

Statement of Changes in Net Assets (unaudited)

February 29, 2024* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,844)
Net change in unrealized appreciation (depreciation) on investments	(8,368)

Net increase (decrease) in net assets resulting from operations	(11,212)

Fund share transactions
Net proceeds from shares sold (180,001 shares)	4,509,894

Total increase (decrease)	4,498,682

Net Assets:
Beginning of period	—

End of period	$4,498,682

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Financial Highlights (unaudited)

	February 29, 2024(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.01	(c)
Total from investment operations	(0.01)
Net asset value, end of period	$24.99
Total Return(d):	(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,499
Average net assets (000)	$3,909
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)
Net investment income (loss)	(0.44	)%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

(f)	Annualized.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 71

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.9%

AFFILIATED MUTUAL FUND 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $62,193)(wb)	62,193	$62,193

OPTIONS PURCHASED*~ 101.3% (cost $4,036,311)		3,958,408

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $4,098,504)		4,020,601

OPTIONS WRITTEN*~ (2.9)% (premiums received $127,662)		(111,040)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,970,842)		3,909,561

Liabilities in excess of other assets(z) (0.0)%		(1,175)

NET ASSETS 100.0%		$3,908,386

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23	76	8	$3,738,097
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07	76	8	220,311

Total Options Purchased (cost $4,036,311)						$3,958,408

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$608.54	76	8	$(20,710)
SPDR S&P 500 ETF Trust	Put	03/31/25	$460.30	76	8	(90,330)

Total Options Written (premiums received $127,662)						$(111,040)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$62,193	$—	$—
Options Purchased	—	3,958,408	—

Total	$62,193	$3,958,408	$—

Liabilities
Options Written	$—	$(111,040)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	101.3%

See Notes to Financial Statements.

PGIM Rock ETF Trust 73

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	1.6%

102.9
Options Written	(2.9)
Liabilities in excess of other assets	(0.0)*

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,958,408	Options written outstanding, at value	$111,040

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(77,903)	$16,622

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $4,036,311)	$3,958,408
Affiliated investments (cost $62,193)	62,193
Dividends receivable	160

Total Assets	4,020,761

Liabilities
Options written outstanding, at value (premiums received $127,662)	111,040
Management fee payable	1,304
Payable to custodian	31

Total Liabilities	112,375

Net Assets	$3,908,386

Net assets were comprised of:
Common stock, at par	$160
Paid-in capital in excess of par	3,970,733
Total distributable earnings (loss)	(62,507)

Net assets, April 30, 2024	$3,908,386

Net asset value, offering price and redemption price per share, ($3,908,386 ÷ 160,001 shares of common stock issued and outstanding)	$24.43

See Notes to Financial Statements.

PGIM Rock ETF Trust 75

PGIM US Large-Cap Buffer 12 ETF - April

Statement of Operations (unaudited)

For the Period March 28, 2024* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$161

Expenses
Management fee	1,387

Net investment income (loss)	(1,226)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(77,903)
Options written	16,622

Net gain (loss) on investment transactions	(61,281)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(62,507)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Statement of Changes in Net Assets (unaudited)

March 28, 2024* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,226)
Net change in unrealized appreciation (depreciation) on investments	(61,281)

Net increase (decrease) in net assets resulting from operations	(62,507)

Fund share transactions
Net proceeds from shares sold (160,001 shares)	3,970,893

Total increase (decrease)	3,908,386

Net Assets:
Beginning of period	—

End of period	$3,908,386

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 77

PGIM US Large-Cap Buffer 12 ETF - April

Financial Highlights (unaudited)

	March 28, 2024(a) through April 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.56)
Total from investment operations	(0.57)
Net asset value, end of period	$24.43
Total Return(c):	(2.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,908
Average net assets (000)	$3,074
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.44	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.2%

AFFILIATED MUTUAL FUND 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $26,459)(wb)	26,459	$26,459

OPTIONS PURCHASED*~ 101.7% (cost $5,108,168)		5,000,094

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $5,134,627)		5,026,553

OPTIONS WRITTEN*~ (2.2)% (premiums received $156,239)		(108,973)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,978,388)		4,917,580
Liabilities in excess of other assets(z) (0.0)%		(1,616)

NET ASSETS 100.0%		$4,915,964

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23	96	10	$4,721,806
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07	96	10	278,288

Total Options Purchased (cost $5,108,168)						$5,000,094

See Notes to Financial Statements.

PGIM Rock ETF Trust 79

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$591.64	96	10	$(45,597)
SPDR S&P 500 ETF Trust	Put	03/31/25	$418.46	96	10	(63,376)

Total Options Written (premiums received $156,239)						$(108,973)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$26,459	$—	$—
Options Purchased	—	5,000,094	—

Total	$26,459	$5,000,094	$—

Liabilities
Options Written	$—	$(108,973)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	101.7%

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Investment Allocation (continued):

Affiliated Mutual Fund	0.5%

102.2
Options Written	(2.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,000,094	Options written outstanding, at value	$108,973

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(108,074)	$47,266

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Rock ETF Trust 81

PGIM US Large-Cap Buffer 20 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:

Unaffiliated investments (cost $5,108,168)	$5,000,094

Affiliated investments (cost $26,459)	26,459

Dividends receivable	122

Total Assets	5,026,675

Liabilities
Options written outstanding, at value (premiums received $156,239)	108,973
Management fee payable	1,707
Payable to custodian	31

Total Liabilities	110,711

Net Assets	$4,915,964

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	4,978,239
Total distributable earnings (loss)	(62,475)

Net assets, April 30, 2024	$4,915,964

Net asset value, offering price and redemption price per share, ($4,915,964 ÷ 200,001 shares of common stock issued and outstanding)	$24.58

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Statement of Operations (unaudited)

For the Period March 28, 2024* through April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$121

Expenses
Management fee	1,788

Net investment income (loss)	(1,667)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(108,074)
Options written	47,266

Net gain (loss) on investment transactions	(60,808)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(62,475)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 83

PGIM US Large-Cap Buffer 20 ETF - April

Statement of Changes in Net Assets (unaudited)

March 28, 2024* through April 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,667)
Net change in unrealized appreciation (depreciation) on investments	(60,808)

Net increase (decrease) in net assets resulting from operations	(62,475)

Fund share transactions
Net proceeds from shares sold (200,001 shares)	4,978,439

Total increase (decrease)	4,915,964

Net Assets:
Beginning of period	—

End of period	$4,915,964

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Financial Highlights (unaudited)

	March 28, 2024(a) through April 30, 2024

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$25.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.41)
Total from investment operations	(0.42)
Net asset value, end of period	$24.58
Total Return(c):	(1.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,916
Average net assets (000)	$3,968
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.46	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 85

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Value

SHORT-TERM INVESTMENTS 100.2%

OPTIONS PURCHASED*~ (cost $2,002,888)	$2,002,728

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.2% (cost $2,002,888)	2,002,728

OPTIONS WRITTEN*~ (3.2)% (premiums received $63,449)	(63,609)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.0% (cost $1,939,439)	1,939,119
Other assets in excess of liabilities(z) 3.0%	60,559

NET ASSETS 100.0%	$1,999,678

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02	39	4	$1,910,142
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98	39	4	92,586

Total Options Purchased (cost $ 2,002,888)						$2,002,728

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$584.61	39	4	$(24,063)
SPDR S&P 500 ETF Trust	Put	04/30/25	$441.74	39	4	(39,546)

Total Options Written (premiums received $ 63,449)						$(63,609)

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Options Purchased	$—	$2,002,728	$—

Liabilities
Options Written	$—	$(63,609)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	100.2%

Options Written	(3.2)
Other assets in excess of liabilities	3.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Rock ETF Trust 87

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,002,728	Options written outstanding, at value	$63,609

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(160)	$(160)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Unaffiliated investments (cost $2,002,888)	$2,002,728
Cash	2,000,025
Receivable for investments sold	63,449

Total Assets	4,066,202

Liabilities
Payable for investments purchased	2,002,888
Options written outstanding, at value (premiums received $63,449)	63,609
Management fee payable	27

Total Liabilities	2,066,524

Net Assets	$1,999,678

Net assets were comprised of:
Common stock, at par	$80
Paid-in capital in excess of par	1,999,945
Total distributable earnings (loss)	(347)

Net assets, April 30, 2024	$1,999,678

Net asset value, offering price and redemption price per share, ($1,999,678 ÷ 80,001 shares of common stock issued and outstanding)	$25.00

See Notes to Financial Statements.

PGIM Rock ETF Trust 89

PGIM US Large-Cap Buffer 12 ETF - May

Statement of Operations (unaudited)

As of April 30, 2024*

Net Investment Income (Loss)

Expenses
Management fee	$27

Net investment income (loss)	(27)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(160)
Options written	(160)

Net gain (loss) on investment transactions	(320)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(347)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Statement of Changes in Net Assets (unaudited)

As of April 30, 2024*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(27)
Net change in unrealized appreciation (depreciation) on investments	(320)

Net increase (decrease) in net assets resulting from operations	(347)

Fund share transactions
Net proceeds from shares sold (80,001 shares)	2,000,025

Total increase (decrease)	1,999,678

Net Assets:
Beginning of period	—

End of period	$1,999,678

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 91

PGIM US Large-Cap Buffer 12 ETF - May

Financial Highlights (unaudited)

	As of April 30, 2024(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	-	(c)
Total from investment operations	-
Net asset value, end of period	$25.00
Total Return(d):	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,000
Average net assets (000)	$2,000
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)
Net investment income (loss)	(0.50	)%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Value

SHORT-TERM INVESTMENTS 100.2%

OPTIONS PURCHASED*~ (cost $2,002,888)	$2,002,728

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.2% (cost $2,002,888)	2,002,728

OPTIONS WRITTEN*~ (3.2)% (premiums received $63,449)	(63,609)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.0% (cost $1,939,439)	1,939,119
Other assets in excess of liabilities(z) 3.0%	60,559

NET ASSETS 100.0%	$1,999,678

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02	39	4	$1,910,142
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98	39	4	92,586

Total Options Purchased (cost $2,002,888)						$2,002,728

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$568.44	39	4	$(40,521)
SPDR S&P 500 ETF Trust	Put	04/30/25	$401.58	39	4	(23,088)

Total Options Written (premiums received $63,449)						$(63,609)

See Notes to Financial Statements.

PGIM Rock ETF Trust 93

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Options Purchased	$—	$2,002,728	$—

Liabilities
Options Written	$—	$(63,609)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Options Purchased	100.2%

Options Written	(3.2)
Other assets in excess of liabilities	3.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,002,728	Options written outstanding, at value	$63,609

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2024 are as follows:

For the period ended April 30, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(160)	$(160)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Rock ETF Trust 95

PGIM US Large-Cap Buffer 20 ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2024

Assets
Unaffiliated investments (cost $2,002,888)	$2,002,728
Cash	2,000,025
Receivable for investments sold	63,449

Total Assets	4,066,202

Liabilities
Payable for investments purchased	2,002,888
Options written outstanding, at value (premiums received $63,449)	63,609
Management fee payable	27

Total Liabilities	2,066,524

Net Assets	$1,999,678

Net assets were comprised of:
Common stock, at par	$80
Paid-in capital in excess of par	1,999,945
Total distributable earnings (loss)	(347)

Net assets, April 30, 2024	$1,999,678

Net asset value, offering price and redemption price per share, ($1,999,678 ÷ 80,001 shares of common stock issued and outstanding)	$25.00

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Statement of Operations (unaudited)

As of April 30, 2024*

Net Investment Income (Loss)

Expenses
Management fee	$27

Net investment income (loss)	(27)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	(160)
Options written	(160)

Net gain (loss) on investment transactions	(320)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(347)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 97

PGIM US Large-Cap Buffer 20 ETF - May

Statement of Changes in Net Assets (unaudited)

As of April 30, 2024*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(27)
Net change in unrealized appreciation (depreciation) on investments	(320)

Net increase (decrease) in net assets resulting from operations	(347)

Fund share transactions
Net proceeds from shares sold (80,001 shares)	2,000,025

Total increase (decrease)	1,999,678

Net Assets:
Beginning of period	—

End of period	$1,999,678

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Financial Highlights (unaudited)

	As of April 30, 2024(a)

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$25.00

Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	-	(c)
Total from investment operations	-
Net asset value, end of period	$25.00
Total Return(d):	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,000
Average net assets (000)	$2,000
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)
Net investment income (loss)	(0.50	)%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 99

Notes to Financial Statements (unaudited)

1.	Organization

PGIM Rock ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. The RIC is currently composed of 26 Funds (each a “Fund” and collectively, the “Funds”), ten of which have commenced operations as of the date of this report. The information presented in these financial statements pertains to the ten Funds listed below. Each Fund is classified as a non-diversified fund for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

Fund

PGIM US Large-Cap Buffer 12 ETF - January
PGIM US Large-Cap Buffer 20 ETF - January
PGIM US Large-Cap Buffer 12 ETF - February
PGIM US Large-Cap Buffer 20 ETF - February
PGIM US Large-Cap Buffer 12 ETF - March
PGIM US Large-Cap Buffer 20 ETF - March
PGIM US Large-Cap Buffer 12 ETF - April
PGIM US Large-Cap Buffer 20 ETF - April
PGIM US Large-Cap Buffer 12 ETF - May
PGIM US Large-Cap Buffer 20 ETF - May

The investment objective of each Fund is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against a certain percentage (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. Each Fund has a unique combination of Target Outcome Period (as defined in the Funds’ Prospectus) and downside buffer in which it seeks to achieve its investment objective. The upside cap of each Fund will be set for each Target Outcome Period and is a result of the design of the Funds’ principal investment strategies.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

100

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Rock ETF Trust 101

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: The Funds invest substantially all of their assets in customized equity or index option contracts known as Flexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement.

For each Target Outcome Period, the Funds invest in a combination of purchased and written (sold) FLEX Options that reference the Underlying ETF. Because a portion of the value of the Funds is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Funds’ NAVs and the price of the Underlying ETF. The Funds utilize European style option contracts, which are exercisable only on the expiration date of the option contract.

The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Funds will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.

When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the

102

proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

To the extent that the Funds write, or sell, an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. As a result, the Funds bear the market risk of an unfavorable change in the price of the asset underlying the written option. Exchange-traded options contracts present minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Rock ETF Trust 103

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets. The Manager has agreed to voluntarily waive the Funds’ unitary management fees by the following amounts for the period ended April 30, 2024 (which is not subject to recoupment by the Manager):

Fund	Unitary Fee Waiver
PGIM US Large-Cap Buffer 12 ETF - January	$1,141
PGIM US Large-Cap Buffer 20 ETF - January	$ 988

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

104

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended April 30, 2024.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

PGIM US Large-Cap Buffer 12 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$52,450	$21,749	$—	$—	$30,701	30,701	$579

PGIM US Large-Cap Buffer 20 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$52,809	$3,151	$—	$—	$49,658	49,658	$870

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Notes to Financial Statements (unaudited) (continued)

PGIM US Large-Cap Buffer 12 ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$71,150	$57,511	$—	$—	$13,639	13,639	$460

PGIM US Large-Cap Buffer 20 ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$71,312	$6,943	$—	$—	$64,369	64,369	$874

PGIM US Large-Cap Buffer 12 ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$37,336	$11,031	$—	$—	$26,305	26,305	$271

PGIM US Large-Cap Buffer 20 ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$84,748	$14,742	$—	$—	$70,006	70,006	$415

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PGIM US Large-Cap Buffer 12 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$93,397	$31,204	$—	$—	$62,193	62,193	$161

PGIM US Large-Cap Buffer 20 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$—	$77,736	$51,277	$—	$—	$26,459	26,459	$121

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM US Large-Cap Buffer 12 ETF - January	$2,997,690	$215,498	$(90,087)	$125,411
PGIM US Large-Cap Buffer 20 ETF - January	2,498,804	166,207	(85,538)	80,669
PGIM US Large-Cap Buffer 12 ETF - February	3,544,335	101,084	(41,031)	60,053
PGIM US Large-Cap Buffer 20 ETF - February	3,523,751	126,830	(65,662)	61,168
PGIM US Large-Cap Buffer 12 ETF - March	3,512,789	26,599	(45,302)	(18,703)
PGIM US Large-Cap Buffer 20 ETF - March	4,508,589	43,333	(51,701)	(8,368)
PGIM US Large-Cap Buffer 12 ETF - April	3,970,842	45,102	(106,383)	(61,281)

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Notes to Financial Statements (unaudited) (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM US Large-Cap Buffer 20 ETF - April	$4,978,388	$82,832	$(143,640)	$(60,808)
PGIM US Large-Cap Buffer 12 ETF - May	1,939,439	—	(320)	(320)
PGIM US Large-Cap Buffer 20 ETF - May	1,939,439	—	(320)	(320)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 20,000 shares of each Fund.

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Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

PGIM US Large-Cap Buffer 12 ETF - January	100,000	83.3%

PGIM US Large-Cap Buffer 20 ETF - January	95,001	95.0

PGIM US Large-Cap Buffer 12 ETF - February	80,401	57.3

PGIM US Large-Cap Buffer 20 ETF - February	80,401	57.3

PGIM US Large-Cap Buffer 12 ETF - March	80,001	57.1

PGIM US Large-Cap Buffer 20 ETF - March	80,001	44.4

PGIM US Large-Cap Buffer 12 ETF - April	80,001	50.0

PGIM US Large-Cap Buffer 20 ETF - April	80,001	40.0

PGIM US Large-Cap Buffer 12 ETF - May	80,001	100.0

PGIM US Large-Cap Buffer 20 ETF - May	80,001	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

PGIM US Large-Cap Buffer 12 ETF - January	1	83.3%

PGIM US Large-Cap Buffer 20 ETF - January	1	95.0

PGIM US Large-Cap Buffer 12 ETF - February	1	57.3

PGIM US Large-Cap Buffer 20 ETF - February	1	57.3

PGIM US Large-Cap Buffer 12 ETF - March	1	57.1

PGIM US Large-Cap Buffer 20 ETF - March	1	44.4

PGIM US Large-Cap Buffer 12 ETF - April	1	50.0

PGIM US Large-Cap Buffer 20 ETF - April	1	40.0

PGIM US Large-Cap Buffer 12 ETF - May	1	100.0

PGIM US Large-Cap Buffer 20 ETF - May	1	100.0

Unaffiliated:

PGIM US Large-Cap Buffer 12 ETF - January	1	14.4

PGIM US Large-Cap Buffer 20 ETF - January	—	—

PGIM US Large-Cap Buffer 12 ETF - February	1	31.6

PGIM Rock ETF Trust 109

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shareholders	Percentage of Outstanding Shares

Unaffiliated:

PGIM US Large-Cap Buffer 20 ETF - February	2	33.3%

PGIM US Large-Cap Buffer 12 ETF - March	3	32.6

PGIM US Large-Cap Buffer 20 ETF - March	3	54.6

PGIM US Large-Cap Buffer 12 ETF - April	4	47.5

PGIM US Large-Cap Buffer 20 ETF - April	2	54.9

PGIM US Large-Cap Buffer 12 ETF - May	—	—

PGIM US Large-Cap Buffer 20 ETF - May	—	—

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended April 30, 2024, the Funds had no subscriptions in-kind and no redemptions in-kind.

8.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because

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the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM Rock ETF Trust 111

Notes to Financial Statements (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

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Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members

PGIM Rock ETF Trust 113

Notes to Financial Statements (unaudited) (continued)

(“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

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There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including outbreak of COVI-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund.

PGIM Rock ETF Trust 115

Notes to Financial Statements (unaudited) (continued)

These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

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Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.

Tax Risk: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that

PGIM Rock ETF Trust 117

Notes to Financial Statements (unaudited) (continued)

the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value.

118

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Rock ETF Trust 119

Approval of Advisory Agreements

Initial Approval of the ETFs’ Advisory Agreements

As required by Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) for each ETF1 and the proposed subadvisory agreement with PGIM Quantitative Solutions LLC (the Subadviser), which will sub-advise each of the ETFs. The Board, including all of the Independent Trustees, met on September 27-28, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the each ETF.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the ETFs by the Manager and the Subadviser; and the Manager’s and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by each ETF to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager in their capacity as directors of other affiliated funds managed by the Manager (PGIM Alternative Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the ETFs.

The Trustees determined that the overall arrangements between each ETF and the Manager, which will serve as each ETF’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as each ETF’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

1The proposed 24 new series of the Trust are: PGIM US Large-Cap Buffer 12 ETF – January; PGIM US Large-Cap Buffer 12 ETF – February; PGIM US Large-Cap Buffer 12 ETF – March; PGIM US Large-Cap Buffer 12 ETF – April; PGIM US Large-Cap Buffer 12 ETF – May; PGIM US Large-Cap Buffer 12 ETF – June; PGIM US Large-Cap Buffer 12 ETF – July; PGIM US Large-Cap Buffer 12 ETF – August; PGIM US Large-Cap Buffer 12 ETF – September; PGIM US Large-Cap Buffer 12 ETF – October; PGIM US Large-Cap Buffer 12 ETF – November; PGIM US Large-Cap Buffer 12 ETF – December; PGIM US Large-Cap Buffer 20 ETF – January; PGIM US Large-Cap Buffer 20 ETF – February; PGIM US Large-Cap Buffer 20 ETF – March; PGIM US Large-Cap Buffer 20 ETF – April; PGIM US Large-Cap Buffer 20 ETF – May; PGIM US Large-Cap Buffer 20 ETF – June; PGIM US Large-Cap Buffer 20 ETF – July; PGIM US Large-Cap Buffer 20 ETF – August; PGIM US Large-Cap Buffer 20 ETF – September; PGIM US Large-Cap Buffer 20 ETF – October; PGIM US Large-Cap Buffer 20 ETF – November; and PGIM US Large-Cap Buffer 20 ETF – December.

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

A summary of certain material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature,quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in advance of and at the Meeting, including information relating to the approval of the management agreement, regarding the nature, quality and extent of services to be provided by the Manager, as well as information received at other regular meetings of the PGIM Alternative Funds Board throughout the year. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of recordkeeping, compliance and other services to the ETFs. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager is responsible for certain expenses of the Trust. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the ETFs and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager has personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager for services provided to other PGIM Alternative Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Manager.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser in advance of and at the Meeting, including information relating to the approval of the subadvisory agreement between the Manager and the Subadviser regarding the nature, quality and extent of services to be provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of each ETF’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser for services. The Board noted that the Subadviser is affiliated with the Manager.

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Performance

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, no investment performance for the ETFs existed for Board review. The Board considered the background and professional experience of the proposed portfolio management team for each ETF. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.50% of the average daily value of each ETF’s investable assets to be paid by the ETF to the Manager and the proposed subadvisory fees of 0.25% of each ETF’s investable assets to be paid by the Manager to the Subadviser. The Board considered the structure of the management fee as a unitary fee and that the Manager would be responsible for each ETF’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of each ETF. The Board noted that under the Management Agreement, the Manager will pay the fees associated with subadvisory, custody, transfer agency and administration services, Independent Trustees’ fees, and fees for legal, accounting, valuation, listing fees and transfer agency services. The Board noted that under the Management Agreement, each ETF generally will be responsible for paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with any shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any), along with any other fees or expenses specifically set out in the Management Agreement as payable by the ETF.

The Board considered information provided by the Manager comparing each ETF’s proposed management fee rate and total expenses to the Lipper 15(c) Peer Group. The Board noted that each ETF’s unitary management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the ETFs had not yet commenced operations and the actual asset base of the Trust has not yet been determined, the Board noted that there was no historical profitability information with respect to each ETF to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to each ETF to be reviewed. The

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements. The Board took into account that the management fee was structured as a unitary fee and therefore would have the effect of limiting certain ETF expenses for which the Manager is contractually obligated to pay under the Management Agreement.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the ETFs. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to a registered fund.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each ETF.

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⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (888) 247-8090 (973) 802-2093 (outside the US)	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (888) 247-8090 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES Morris L. McNair III • Mary Lee Schneider • Thomas M. Turpin • Scott E. Benjamin

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer •
Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Elyse M. McLaughlin, Treasurer and Principal Accounting
Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A.
Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary •
Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Robert W. McCormack, Assistant
Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (888) 247-8090. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Rock ETF Trust, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, each Fund discloses on www.pgiminvestments.com its portfolio holdings that will form the basis for each Fund’s calculation of NAV at the end of the business day. Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ROCK ETF TRUST

Fund	Ticker Symbol

PGIM US Large-Cap Buffer 12 ETF — January	JANP

PGIM US Large-Cap Buffer 20 ETF — January	PBJA

PGIM US Large-Cap Buffer 12 ETF — February	FEBP

PGIM US Large-Cap Buffer 20 ETF — February	PBFB

PGIM US Large-Cap Buffer 12 ETF — March	MRCP

PGIM US Large-Cap Buffer 20 ETF — March	PBMR

PGIM US Large-Cap Buffer 12 ETF — April	APRP

PGIM US Large-Cap Buffer 20 ETF — April	PBAP

PGIM US Large-Cap Buffer 12 ETF — May	MAYP

PGIM US Large-Cap Buffer 20 ETF — May	PBMY

ETF1018E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Rock ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024